Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Payables [Abstract]
Schedule of accrued expenses and other payables
	December 31, 2013	December 31, 2012
Accrued wage	$17,821	$51,759
Accrued professional fees	-	121,346
Other	118,892	25,993
Total	$136,713	$199,098